Intangible Assets, net (Narrative) (Details) (USD $)	6 Months Ended									6 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended					12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Selling, general and administrative [Member]	Jun. 30, 2012 Selling, general and administrative [Member]	Jun. 30, 2013 Watson/Actavis Divestiture Products [Member]	Dec. 31, 2012 Watson/Actavis Divestiture Products [Member]	Jun. 30, 2013 Developed products [Member]	Dec. 31, 2012 Developed products [Member]	Jun. 30, 2013 IPR&D [Member]	Dec. 31, 2012 IPR&D [Member]	Jun. 30, 2013 Sky Growth Merger [Member] project	Jun. 30, 2013 Sky Growth Merger [Member] Developed products [Member]	Nov. 06, 2012 Watson/Actavis Divestiture Products [Member] drug_application product	Jun. 30, 2013 Watson/Actavis Divestiture Products [Member]	Dec. 31, 2012 Watson/Actavis Divestiture Products [Member] Developed products [Member]	Jun. 30, 2012 Anchen Acquisition [Member] IPR&D [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Watson/Actavis Divestiture Products [Member]	Dec. 31, 2012 Successor [Member] Developed products [Member]	Dec. 31, 2012 Successor [Member] IPR&D [Member]	Dec. 31, 2012 Successor [Member] Sky Growth Merger [Member] project	Dec. 31, 2012 Successor [Member] Sky Growth Merger [Member] Developed products [Member]	Nov. 06, 2012 Successor [Member] Watson/Actavis Divestiture Products [Member] product drug_application	Dec. 31, 2012 Successor [Member] Watson/Actavis Divestiture Products [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Assets aquired from QOL Medical LLC and MDRNA, Inc [Member]	Dec. 31, 2011 Predecessor [Member] Product purchases, rights and distribution agreements [Member]	Dec. 31, 2011 Predecessor [Member] Product purchases, rights and distribution agreements [Member] Minimum [Member]	Dec. 31, 2011 Predecessor [Member] Product purchases, rights and distribution agreements [Member] Maximum [Member]	Dec. 31, 2011 Predecessor [Member] Product Purchases, Rights and Distribution Agreements Not Yet Launched [Member]	Dec. 31, 2009 Predecessor [Member] Nascobal Nasal Spray [Member] Assets aquired from QOL Medical LLC and MDRNA, Inc [Member]	Dec. 31, 2009 Predecessor [Member] Calcitonin [Member] Assets aquired from QOL Medical LLC and MDRNA, Inc [Member]	Dec. 31, 2011 Predecessor [Member] Anchen Acquisition [Member] Developed products [Member]	Jun. 30, 2012 Predecessor [Member] Anchen Acquisition [Member] IPR&D [Member]	Sep. 28, 2012 Predecessor [Member] Anchen Acquisition [Member] IPR&D [Member]	Dec. 31, 2011 Predecessor [Member] Anchen Acquisition [Member] IPR&D [Member]	Dec. 31, 2011 Predecessor [Member] Anchen Acquisition [Member] Covenant Not to Compete [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Weighted average amortization period										7 years		7 years								7 years		7 years									12 years	2 years	7 years				3 years
Number of products associated with IPR&D (projects)									86										86
Number of generic products with marketing rights acquired through merger (products)											5										5
Number of abbreviated new drug applications awaiting regulatory approval (products)											8										8
Finite-lived intangible assets, net			$ 88,659,000	$ 97,266,000	$ 461,484,000	$ 519,379,000	$ 601,320,000	$ 608,343,000								$ 97,266,000	$ 519,379,000	$ 608,343,000						$ 311,669,000		$ 42,531,000	$ 50,346,000			$ 30,600,000			$ 83,550,000			$ 126,700,000	$ 8,542,000
Amortization expense related to intangible assets	81,536,000	22,482,000													42,801,000								31,196,000	14,822,000	16,005,000											0
Cash paid to acquire rights															0								15,000,000	34,450,000	42,200,000						54,500,000
Useful life of intangible assets													7 years															2 years	15 years
Asset impairment charges														$ 2,000,000																				$ 2,000,000	$ 5,700,000